Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee	We have made the following payments during the year associated with leases:

Description of payment	Included within	2025 US$m	2024 US$m
Principal lease payments	Cash flows from financing activities	522	455
Interest payments on leases	Cash flows from operating activities	67	67
Short life leases	Net operating costs	269	217
Variable lease components	Net operating costs	84	46
Low value leases (>12 months in duration)	Net operating costs	3	3
Total lease payments		945	788

Summary of capitalised finance leases	The maturity profile of lease liabilities recognised at 31 December is:

	2025 US$m	2024 US$m
Lease liabilities
Due within 1 year	581	398
Between 1 and 3 years	614	513
Between 3 and 5 years	251	281
More than 5 years	428	551
Total undiscounted cash payments expected to be made	1,874	1,743
Effect of discounting	(288)	(330)
Present value of minimum lease payments	1,586	1,413
Comprising:
Current lease liabilities per the balance sheet	524	354
Non-current lease liabilities per the balance sheet	1,062	1,059
Total lease liabilities	1,586	1,413